Document and Entity Information	Dec. 20, 2024
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001711799
Document Type	8-K/A
Document Period End Date	Dec. 20, 2024
Entity Registrant Name	Nuveen Global Cities REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	000-56273
Entity Tax Identification Number	82-1419222
Entity Address, Address Line One	730 Third Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	490-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On December 20, 2024, Nuveen Global Cities REIT, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission, in which the Company disclosed distribution declarations for the Company’s common stock. The Original Report contained a typographical error with respect to the date that such distributions will be paid. The distributions will be paid on or about December 23, 2024. The purpose of this Current Report on Form 8-K/A is to amend Item 7.01 of the Original Report to reflect this correction.